Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 383,400	$ 1,094,761
Prepaid expenses	79,381	148,977
Total current assets	462,781	1,243,738
Total assets	100,509,592	101,259,899
Current liabilities
Accounts payable	6,364	5,000
Total current liabilities	219,839	247,945
Total liabilities	16,808,020	8,246,054
Commitments and contingencies (Note 12)
Redeemable convertible preferred stock (Series A, B, C and D) $0.001 par value, 265,096,962 shares authorized, 265,096,951 shares outstanding as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited); liquidation preference of $435,579 as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited).	78,701,570	88,013,840
Stockholders' (deficit) equity
Additional paid-in capital	12,729,166	3,579,954
Accumulated deficit	(7,729,664)	1,419,645
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	100,509,592	101,259,899
Humacyte, Inc.
Current assets
Cash and cash equivalents	28,969,000	39,929,000	$ 93,713,000
Accounts receivable	689,000	113,000	601,000
Prepaid expenses	1,482,000	1,407,000	640,000
Total current assets	31,140,000	41,449,000	94,954,000
Finance lease right-of-use assets, net	22,462,000	23,492,000	25,552,000
Operating lease right-of-use assets, net	748,000	769,000	897,000
Property and equipment, net	37,960,000	40,978,000	47,288,000
Deferred offering costs	3,242,000
Total assets	95,552,000	106,688,000	168,691,000
Current liabilities
Accounts payable	3,039,000	2,274,000	3,272,000
Accrued expenses	8,652,000	4,592,000	6,000,000
PPP loan payable, current portion		2,451,000
Deferred payroll tax, current portion	145,000	145,000
Finance lease obligation, current portion	1,852,000	1,729,000	1,500,000
Operating lease obligation, current portion	43,000	42,000	70,000
Total current liabilities	15,953,000	11,233,000	10,842,000
PPP loan payable, net of current portion	24,364,000	822,000
SVB loan payable, net of current portion	15,390,000
Deferred payroll tax, net of current portion	144,000	144,000
Finance lease obligation, net of current portion	22,133,000	23,090,000	24,819,000
Operating lease obligation, net of current portion	705,000	727,000	829,000
Total liabilities	54,325,000	36,016,000	36,490,000
Redeemable convertible preferred stock (Series A, B, C and D) $0.001 par value, 265,096,962 shares authorized, 265,096,951 shares outstanding as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited); liquidation preference of $435,579 as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited).	420,989,000	420,989,000	420,989,000
Stockholders' (deficit) equity
Common stock, $0.001 par value; 340,216,780 shares authorized as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited); 21,429,003, 22,172,545 and 22,614,873 shares issued and outstanding as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited), respectively.	23,000	22,000	21,000
Additional paid-in capital	45,810,000	37,757,000	32,763,000
Accumulated deficit	(425,595,000)	(388,096,000)	(321,572,000)
Total stockholders' (deficit) equity	(379,762,000)	(350,317,000)	(288,788,000)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	$ 95,552,000	$ 106,688,000	$ 168,691,000